Condensed Schedule of Investments		12 Months Ended
		Dec. 31, 2015 USD ($) Contracts	Dec. 31, 2016 USD ($) Contracts
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (190,939)
Futures Contracts [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (241,682)	$ 368,646
% of Partners' Capital		(0.66%)	1.38%
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
% of Partners' Capital		(0.88%)
Futures Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 237,427
% of Partners' Capital		0.86%
Futures Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (356,031)	$ 178,720
% of Partners' Capital		(0.98%)	0.67%
Futures Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (14,673)
% of Partners' Capital		(0.07%)
Futures Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (128,566)
% of Partners' Capital		(0.47%)
Futures Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		123	185
Net unrealized appreciation (depreciation) on open contracts		$ (39,964)	$ (53,038)
% of Partners' Capital		(0.11%)	(0.19%)
Futures Contracts [Member] | Contracts Purchased [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		43
Net unrealized appreciation (depreciation) on open contracts		$ 3,021
% of Partners' Capital		0.01%
Futures Contracts [Member] | Contracts Purchased [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		18
Net unrealized appreciation (depreciation) on open contracts		$ 3,086
% of Partners' Capital		0.01%
Futures Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		101	268
Net unrealized appreciation (depreciation) on open contracts		$ (8,153)	$ 159,077
% of Partners' Capital		(0.02%)	0.59%
Futures Contracts [Member] | Contracts Purchased [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		66
Net unrealized appreciation (depreciation) on open contracts		$ (13,248)
% of Partners' Capital		(0.06%)
Futures Contracts [Member] | Contracts Purchased [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		119
Net unrealized appreciation (depreciation) on open contracts		$ 49,659
% of Partners' Capital		0.18%
Futures Contracts [Member] | Contracts Purchased [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts			1
Net unrealized appreciation (depreciation) on open contracts			$ (2,355)
% of Partners' Capital			(0.01%)
Futures Contracts [Member] | Contracts Purchased [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		23
Net unrealized appreciation (depreciation) on open contracts		$ 1,792
% of Partners' Capital		0.01%
Futures Contracts [Member] | Contracts Purchased [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		562	128
Net unrealized appreciation (depreciation) on open contracts		$ (307,914)	$ 75,036
% of Partners' Capital		(0.85%)	0.28%
Futures Contracts [Member] | Contracts Purchased [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		256
Net unrealized appreciation (depreciation) on open contracts		$ (4,446)
% of Partners' Capital		(0.02%)
Futures Contracts [Member] | Contracts Purchased [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		921
Net unrealized appreciation (depreciation) on open contracts		$ (183,103)
% of Partners' Capital		(0.67%)
Futures Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 114,349	$ 189,926
% of Partners' Capital		0.32%	0.71%
Futures Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ (176,266)
% of Partners' Capital		(0.81%)
Futures Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts		$ 365,993
% of Partners' Capital		1.33%
Futures Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		613	212
Net unrealized appreciation (depreciation) on open contracts		$ 122,660	$ 142,684
% of Partners' Capital		0.34%	0.53%
Futures Contracts [Member] | Contracts Sold [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		448
Net unrealized appreciation (depreciation) on open contracts		$ (178,528)
% of Partners' Capital		(0.82%)
Futures Contracts [Member] | Contracts Sold [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		331
Net unrealized appreciation (depreciation) on open contracts		$ 202,818
% of Partners' Capital		0.74%
Futures Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		82	108
Net unrealized appreciation (depreciation) on open contracts		$ (20,347)	$ 2,882
% of Partners' Capital		(0.06%)	0.01%
Futures Contracts [Member] | Contracts Sold [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		79
Net unrealized appreciation (depreciation) on open contracts		$ (217)
% of Partners' Capital	[1]	0.00%
Futures Contracts [Member] | Contracts Sold [Member] | Equity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		78
Net unrealized appreciation (depreciation) on open contracts		$ (21,958)
% of Partners' Capital		(0.08%)
Futures Contracts [Member] | Contracts Sold [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		11	7
Net unrealized appreciation (depreciation) on open contracts		$ 6,561	$ 2,538
% of Partners' Capital		0.02%	0.01%
Futures Contracts [Member] | Contracts Sold [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		208
Net unrealized appreciation (depreciation) on open contracts		$ 186,574
% of Partners' Capital		0.68%
Futures Contracts [Member] | Contracts Sold [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		280	854
Net unrealized appreciation (depreciation) on open contracts		$ 5,475	$ 41,822
% of Partners' Capital		0.02%	0.16%
Futures Contracts [Member] | Contracts Sold [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		252
Net unrealized appreciation (depreciation) on open contracts		$ 2,479
% of Partners' Capital		0.01%
Futures Contracts [Member] | Contracts Sold [Member] | Interest Rates [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		32
Net unrealized appreciation (depreciation) on open contracts		$ (1,441)
% of Partners' Capital		(0.01%)
Forward Contracts [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		1.92%	2.35%
Unrealized appreciation on open forward contracts		$ 692,968	$ 630,512
Percentage of Partners' Capital		(1.84%)	(2.74%)
Unrealized depreciation on open forward contracts		$ (665,290)	$ (732,859)
Net unrealized appreciation (depreciation) on open contracts		$ 27,678	$ (102,347)
% of Partners' Capital		0.08%	(0.39%)
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		5.83%	2.68%	[2]
Unrealized appreciation on open forward contracts		$ 1,264,408	$ 427,273
Percentage of Partners' Capital		(6.10%)	(2.30%)	[2]
Unrealized depreciation on open forward contracts		$ (1,322,225)	$ (367,542)
Net unrealized appreciation (depreciation) on open contracts		$ (57,817)	$ 59,731
% of Partners' Capital		(0.27%)	0.38%	[2]
Forward Contracts [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		0.87%	1.17%	[2]
Unrealized appreciation on open forward contracts		$ 239,883	$ 279,345
Percentage of Partners' Capital		(0.86%)	(1.44%)	[2]
Unrealized depreciation on open forward contracts		$ (237,051)	$ (342,592)
Net unrealized appreciation (depreciation) on open contracts		$ 2,832	$ (63,247)
% of Partners' Capital		0.01%	(0.27%)	[2]
Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		0.25%	0.31%
Unrealized appreciation on open forward contracts		$ 91,854	$ 82,024
Percentage of Partners' Capital		(0.85%)	(1.09%)
Unrealized depreciation on open forward contracts		$ (306,677)	$ (291,675)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		0.12%	0.18%	[2]
Unrealized appreciation on open forward contracts		$ 26,107	$ 28,095
Percentage of Partners' Capital		(0.63%)	(0.95%)	[2]
Unrealized depreciation on open forward contracts		$ (135,773)	$ (152,671)
Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		0.32%	0.37%	[2]
Unrealized appreciation on open forward contracts		$ 87,839	$ 89,654
Percentage of Partners' Capital		(0.12%)	(0.70%)	[2]
Unrealized depreciation on open forward contracts		$ (32,341)	$ (166,960)
Forward Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		1.67%	2.04%
Unrealized appreciation on open forward contracts		$ 601,114	$ 548,488
Percentage of Partners' Capital		(0.99%)	(1.65%)
Notional Amount		$ 46,988,801	$ 38,038,272
Unrealized depreciation on open forward contracts		(358,613)	(441,184)
Notional Amount		$ 28,785,938	$ 28,905,550
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		5.71%	2.50%	[2]
Unrealized appreciation on open forward contracts		$ 1,238,301	$ 399,178
Percentage of Partners' Capital		(5.47%)	(1.35%)	[2]
Notional Amount		$ 76,943,413	$ 32,649,530
Unrealized depreciation on open forward contracts		(1,186,452)	(214,871)
Notional Amount		$ 70,802,583	$ 16,297,615
Forward Contracts [Member] | Currencies [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Percentage of Partners' Capital		0.55%	0.80%	[2]
Unrealized appreciation on open forward contracts		$ 152,044	$ 189,691
Percentage of Partners' Capital		(0.74%)	(0.74%)	[2]
Notional Amount		$ 12,683,463	$ 14,366,065
Unrealized depreciation on open forward contracts		(204,710)	(175,632)
Notional Amount		$ 11,495,624	$ 11,789,316
Forward Contracts [Member] | Net Unrealized Appreciation on Open Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		65	22
Forward Contracts [Member] | Net Unrealized Appreciation on Open Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		32	22
Forward Contracts [Member] | Net Unrealized Appreciation on Open Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		25	40
Forward Contracts [Member] | Net Unrealized Depreciation on Open Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		155	52
Forward Contracts [Member] | Net Unrealized Depreciation on Open Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts		126	56
Forward Contracts [Member] | Net Unrealized Depreciation on Open Forward Contracts [Member] | Commodity [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts		16	26
U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Fair Value		$ 24,995,953
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Schedule of Investments [Line Items]
Fair Value		15,498,983
U.S. Treasury Bills [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Fair Value		$ 16,998,561
% of Partners' Capital		62.07%
U.S. Treasury Bills [Member] | U.S. Treasury Bills, 0.10% [Member] | Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Liquidation Basis of Accounting [Member]
Schedule of Investments [Line Items]
Face Amount		$ 15,500,000
Fair Value		$ 15,498,983
% of Partners' Capital		71.51%
Maturity Date		Jan. 21, 2016
U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.015% [Member]
Schedule of Investments [Line Items]
Face Amount		$ 25,000,000
Fair Value		$ 24,995,953
% of Partners' Capital		69.29%
Maturity Date		Mar. 03, 2016
U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.125% [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Face Amount		$ 6,000,000
Fair Value		$ 5,999,283
% of Partners' Capital		21.91%
Maturity Date		Feb. 11, 2016
U.S. Treasury Bills [Member] | U.S. Treasury bills, 0.19% [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Schedule of Investments [Line Items]
Face Amount		$ 11,000,000
Fair Value		$ 10,999,278
% of Partners' Capital		40.16%
Maturity Date		Jan. 21, 2016

[1]	Due to rounding.
[2]	Calculated based on pre-liquidation partners' capital.